Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property Plant and Equipment

Property, plant and equipment, as of December 31, 2023 and 2024 consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB

Electronic equipment	3,403,193	3105,645
Office equipment and other	4,241,801	4,272,163
Operating equipment	335,758	340,768
Leasehold improvement	2,695,298	2,806,798

Property, plant and equipment	10,676,050	10,525374

Less: Accumulated depreciation	(10,073,015)	(9,951,599)

Total	603,035	573,775

Schedule of Depreciation Expenses on Property, Plant and Equipment

Depreciation expenses on property, plant and equipment were allocated to the following expense items:

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Cost of revenues	121,565	67,992	-
Sales and marketing expenses	192,728	59,465	100,719
General and administrative expenses	111,295	252,219	263,649

Total depreciation expenses	425,588	379,676	364,368